SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2013
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	36 years